Annual Total Returns - Overseas Portfolio [BarChart] - 02.28 VIP Overseas Portfolio Investor PRO-11 - Overseas Portfolio - VIP Overseas Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(17.22%)
Annual Return 2012	20.54%
Annual Return 2013	30.40%
Annual Return 2014	(8.17%)
Annual Return 2015	3.55%
Annual Return 2016	(5.14%)
Annual Return 2017	30.18%
Annual Return 2018	(14.90%)
Annual Return 2019	27.74%
Annual Return 2020	15.49%